SCHEDULE OF CURRENCY EXCHANGE RATES (Details)	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Year-End Spot Rate : US$1 Exchange Rate=RMB [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	6.3726	6.4566	6.5326
Year-End Spot Rate : US$1 Exchange Rate= JPY [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation		111.1	103.2
Average Rate US$1=RMB [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation	6.4316	6.6221	6.7715
Average Rate US$1=JPY [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Foreign currency exchange rate, translation		106.6	105.3